UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475
______________________________________________

Strategic Global Income Fund, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments

Strategic Global Income Fund, Inc.
Portfolio of investments — August 31, 2007 (unaudited)

	Face
	amount	Value

Bonds — 86.40%
US bonds — 24.95%
US corporate bonds — 6.99%
Bank One Corp.,
7.875%, due 08/01/10	$2,000,000	$2,136,820
Countrywide Financial Corp.,(1)
5.440%, due 10/31/07	375,000	369,562
Countrywide Home Loans, Inc.,
4.250%, due 12/19/07	170,000	167,958
Credit Suisse First Boston USA, Inc.,
6.500%, due 01/15/12	2,000,000	2,081,008
Fortune Brands, Inc.,
5.375%, due 01/15/16	2,000,000	1,908,502
General Electric Capital Corp.,
6.000%, due 06/15/12	2,000,000	2,059,048
GMAC LLC,
6.875%, due 09/15/11	1,000,000	891,860
Historic TW, Inc.,
7.480%, due 01/15/08	1,000,000	1,006,324
HSBC Finance Corp.,
6.750%, due 05/15/11	2,000,000	2,075,108
Residential Capital LLC,
7.125%, due 11/21/08	2,000,000	1,670,000

Total US corporate bonds (cost — $15,692,598)		14,366,190

Asset-backed securities — 2.33%
Conseco Finance Securitizations Corp.,
Series 00-5, Class A5, 7.700%, due 02/01/32	1,279,106	1,280,144
First Franklin Mortgage Loan Asset-Backed Certificates,
Series 06-FFA, Class B2, 6.000%, due 09/25/26(2),(3),(4),(5)	4,175,220	121,081
Green Tree Financial Corp.,
Series 99-1, Class A5, 6.110%, due 09/01/23	1,401,918	1,409,902
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1, Class A, 5.685%, due 09/25/36(1)	171,373	169,938
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1, 5.675%, due 08/25/36(1)	1,042,043	885,737
SACO I Trust,
Series 06-5, Class 2A1, 5.655%, due 05/25/36(1)	1,036,027	929,706

Total asset-backed securities (cost — $8,745,715)		4,796,508

Commercial mortgage-backed securities — 0.93%
Commercial Mortgage Acceptance Corp.,
Series 97-ML1, Class D, 6.943%, due 12/15/30(1)	977,000	973,184
Morgan Stanley Dean Witter Capital I,
Series 00-LIF2, Class A2, 7.200%, due 10/15/33	906,850	939,495

Total commercial mortgage-backed securities (cost — $2,056,487)		1,912,679

Mortgage-backed securities — 6.70%
Countrywide Alternative Loan Trust,
Series 05-J2, Class 2A1, 7.500%, due 12/25/34	248,035	249,393
Federal Home Loan Mortgage Corp.,
5.750%, due 09/15/10	1,400,000	1,975,346
Federal National Mortgage Association Pool,
# 816594, 4.913%, due 02/01/35(1)	1,442,944	1,428,764
JPMorgan Alternative Loan Trust,
Series 06-A5, Class 2A6, 5.800%, due 10/25/36(1)	6,492,000	6,418,920
Wells Fargo Mortgage Backed Securities Trust,
Series 06-18, Class B1, 6.000%, due 12/26/36	3,978,018	3,704,698

Total mortgage-backed securities (cost — $14,123,156)		13,777,121

Stripped mortgage-backed security — 0.01%
Federal Home Loan Mortgage Corp.,
REMIC, Series 3033, Class OI, IO, 5.500%, due 10/15/22(3)
(cost $19,078)	733,574	22,416

US government obligations — 7.99%
US Treasury Bonds,
4.750%, due 02/15/37	1,805,000	1,780,463
6.250%, due 08/15/23	2,505,000	2,887,208
US Treasury Notes,
4.125%, due 05/15/15	435,000	425,790
4.500%, due 03/31/09	8,710,000	8,744,021
4.500%, due 03/31/12	2,130,000	2,150,636
5.125%, due 05/15/16	430,000	448,409

Total US government obligations (cost — $16,176,666)		16,436,527

Total US corporate bonds (cost — $56,813,700)		51,311,441

Strategic Global Income Fund, Inc.
Portfolio of investments — August 31, 2007 (unaudited)

	Face
	amount		Value

International bonds — 61.45%
International corporate bonds — 8.71%
Brazil — 0.98%
Barclays Bank PLC, Inflation Credit-Linked Note,
6.000%, due 05/17/45(1),(2)	BRL	2,530,000	$2,011,492

Malaysia — 7.22%
Johor Corp.,
1.000%, due 07/31/09(3)	MYR	6,600,000	2,186,492
1.000%, due 07/31/12(3)		38,240,000	12,668,399

			14,854,891

United Kingdom — 0.51%
SABMiller PLC,
6.500%, due 07/01/16(2)		$1,000,000	1,045,585

Total international corporate bonds (cost — $15,156,846)			17,911,968

Foreign government bonds — 48.24%
Argentina — 10.28%
Argentina Prestamos Garantizadad,
4.000%, due 01/14/09	ARS	2,000,000	858,614
4.000%, due 05/15/09		1,960,124	1,701,621
4.000%, due 01/19/12		5,674,473	4,728,353
Republic of Argentina,
5.389%, due 08/03/12(1)		19,170,000	10,605,802
2.000%, due 03/15/14(1)		3,600,000	1,300,277
2.000%, due 03/15/24(1)		2,600,000	543,683
11.750%, due 04/07/09(6)		$4,000,000	1,400,000

			21,138,350

Austria — 1.43%
Republic of Austria,
3.800%, due 10/20/13(2)	EUR	785,000	1,044,525
5.000%, due 01/15/08		1,390,000	1,898,185

			2,942,710

Belgium — 0.80%
Government of Belgium,
5.750%, due 03/28/08	EUR	1,200,000	1,648,221

Dominican Republic — 1.58%
Republic of Dominica,
9.000%, due 03/31/10	DOP	120,000,000	3,248,120

Egypt — 3.65%
Egypt Government Bond,
8.500%, due 02/14/08	EGP	40,618,000	7,505,117

El Salvador — 1.11%
Republic of El Salvador,
7.750%, due 01/24/23		$2,040,000	2,274,600

France — 4.26%
Government of France,
3.750%, due 04/25/21	EUR	1,940,000	2,453,147
4.250%, due 04/25/19		385,000	517,968
5.000%, due 10/25/16		1,015,000	1,452,965
5.500%, due 04/25/29		2,830,000	4,336,637

			8,760,717

Germany — 15.69%
Bundesschatzanweisungen,
2.250%, due 09/14/07	EUR	1,950,000	2,654,607
2.750%, due 12/14/07		14,000,000	19,002,080
Deutsche Bundesrepublik,
3.750%, due 01/04/15		660,000	873,919
4.000%, due 01/04/37		2,500,000	3,132,085
4.750%, due 07/04/34		1,315,000	1,851,674
6.250%, due 01/04/24		360,000	588,649
6.500%, due 07/04/27		1,220,000	2,083,098
Kreditanstalt fuer Wiederaufbau,
5.000%, due 07/04/11		1,500,000	2,088,728

			32,274,840

Hungary — 1.56%
Republic of Hungary,
5.500%, due 02/12/14	HUF	325,000,000	1,602,879
7.000%, due 06/24/09		306,000,000	1,618,131

			3,221,010

Netherlands — 0.49%
Government of Netherlands,
4.000%, due 01/15/37	EUR	815,000	1,010,646

Strategic Global Income Fund, Inc.
Portfolio of investments — August 31, 2007 (unaudited)

	Face
	amount		Value

Poland — 1.66%
Government of Poland,
5.750%, due 06/24/08	PLN	9,560,000	$3,423,134

Russia — 2.84%
Dali Capital PLC for Bank of Moscow,
7.250%, due 11/25/09	RUB	25,000,000	984,041
ING Bank NV Credit-Linked Note,
7.790%, due 02/16/11(2)		39,300,000	1,527,002
Russian Federation,
7.500%, due 03/31/30(4)		$1,044,750	1,159,673
7.500%, due 03/31/30(2),(4)		414,380	459,961
Russian Ruble Credit-Linked Note,
7.580%, due 10/09/07(2)	RUB	43,800,000	1,709,699

			5,840,376

Turkey — 2.05%
Government of Turkey,
14.000%, due 01/19/11	TRY	3,120,000	2,233,630
Republic of Turkey Credit-Linked Notes,
15.000%, due 02/10/10		500,000	368,340
15.000%, due 02/10/10(2)		$1,800,000	1,610,586

			4,212,556

Ukraine — 0.84%
Republic of Ukraine Credit-Linked Note,
14.500%, due 03/30/08	UAH	8,400,000	1,718,556

Total foreign government bonds (cost — $97,778,567)			99,218,953

Sovereign/supranational bonds — 4.50%
Council of Europe Development Bank,
5.625%, due 12/14/15	AUD	950,000	729,164
Eurofima,
5.625%, due 10/24/16		8,150,000	6,252,596
European Investment Bank,
5.375%, due 10/15/12	EUR	1,600,000	2,277,758

Total sovereign/supranational bonds (cost — $9,142,551)			9,259,518

Total international bonds (cost — $122,077,964)			126,390,439

Total bonds (cost — $178,891,664)			177,701,880

	Number of
	warrants

Warrants — 1.13%
Argentina — 1.13%
Republic of Argentina, expires 12/15/35*(7)
(cost — $2,260,458)		27,250,000	2,319,292

	Face
	amount

Short-term investments — 8.47%
Commercial paper — 0.09%
Countrywide Financial Corp.,
62.791%, due 10/09/07(8)
(cost — $187,811)		$200,000	187,491

	Shares

Other — 8.28%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, 5.419%(9),(10)
(cost — $17,030,889)		17,030,889	17,030,889

	Face
	amount

US government obligation — 0.10%
US Treasury Bills,
4.849%, due 12/20/07(8),(11)
(cost — $206,985)		$210,000	207,664

Total short-term investments (cost — $17,425,685)			17,426,044

	Number of
	contracts

Options purchased — 0.16%
Put options — 0.16%
10 Year US Treasury Note futures, strike at USD 107.00,
expires November 2007*(11)
(cost — $506,881)		828	336,375

Total investments(12),(13) — 96.16%
(cost — $199,084,688)			197,783,591
Cash and other assets, less liabilities — 3.84%			7,907,342

Total net assets — 100.00%			$205,690,933

Strategic Global Income Fund, Inc.
Portfolio of investments — August 31, 2007 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $199,084,688; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$7,896,279
Gross unrealized depreciation	(9,197,376)

Net unrealized depreciation	$(1,301,097)

*	Non-income producing security.
(1)	Floating rate security — The interest rate shown is the current rate as of August 31, 2007.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the value of these securities amounted to $9,529,931 or 4.63% of net assets.
(3)	Security is illiquid. These securities amounted to $14,998,388 or 7.29% of net assets.
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of August 31, 2007. Maturity date disclosed is the ultimate maturity date.
(5)	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At August 31, 2007, the value of these securities amounted to $121,081 or 0.06% of net assets.
(6)	Bond interest in default.
(7)	Security represents an equity claim linked to Argentina’s gross domestic product.
(8)	The rate shown is the effective yield at the date of purchase.
(9)	The rate shown reflects the yield at August 31, 2007.
(10)	The table below details the Fund’s investment in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Supplementary Trust.

Income earned
		Purchases	Sales		from affiliate
		during the	during the		for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	11/30/06	08/31/07	08/31/07	08/31/07	08/31/07

UBS Supplementary Trust — U.S. Cash
Management Prime Fund	$26,831,581	$106,729,723	$116,530,415	$17,030,889	$742,074

(11)	This security was delivered to cover margin requirements on futures contracts.
(12)	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended August 31, 2007. The advisor earns a management fee from UBS Private Money Market Fund LLC.

			Sales		Net income earned
		Purchases	Sales		from affiliate
		during the	during the		for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	11/30/06	08/31/07	08/31/07	08/31/07	08/31/07

UBS Private Money Market Fund LLC	$1,829,250	$8,715,783	$10,545,033	$—	$4,490

(13)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in US dollars on the basis of the foreign currency exchange rates. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (”NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
IO	Interest only - This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
GMAC	General Motors Acceptance Corp.
REMIC	Real Estate Mortgage Investment Conduit

Currency type abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
TRY	New Turkish Lira
UAH	Ukrainian Hryvnia
USD	United States Dollar

Restricted security					08/31/07
			Acquisition cost	08/31/07	Market value
	Acquisition	Acquisition	as a percentage	Market	as a percentage
Security	date	cost	of net assets	value	of net assets

First Franklin Mortgage Loan Asset-Backed Certificates,
Series 06-FFA, Class B2, 6.000%, due 09/25/26	11/03/06	$3,854,902	1.87%	$121,081	0.06%

Forward foreign currency contracts
Strategic Global Income Fund, Inc. had the following open forward foreign currency contracts as of August 31, 2007:

					Unrealized
	Contracts to deliver	In exchange for		Maturity dates	appreciation/ (depreciation)

Australian Dollar	24,395,000	USD	20,046,010	11/29/07	$132,371
Canadian Dollar	10,035,000	USD	9,297,779	11/29/07	(218,730)
Canadian Dollar	8,385,000	USD	8,038,077	11/29/07	86,315
Chilean Peso	3,200,000,000	USD	6,024,096	11/23/07	(85,456)
Euro	23,390,000	USD	31,648,424	11/29/07	(311,282)
Euro	900,000	USD	1,248,534	11/29/07	18,789
Great Britain Pound	10,690,000	USD	21,033,644	11/29/07	(481,050)
Japanese Yen	476,508,285	NZD	5,445,000	11/29/07	(369,284)
Japanese Yen	333,600,000	USD	2,828,778	11/29/07	(86,278)
Japanese Yen	192,100,000	USD	1,689,118	11/29/07	10,514
Korean Won	8,042,000,000	USD	8,693,114	11/20/07	77,173
New Turkish Lira	8,500,000	USD	6,338,553	11/23/07	(23,220)
New Zealand Dollar	5,445,000	JPY	498,261,060	11/29/07	559,363
Swedish Krona	8,510,000	USD	1,243,205	11/29/07	4,519
Swiss Franc	1,215,000	USD	1,014,699	11/29/07	2,493
New Taiwan Dollar	33,400,000	USD	1,019,847	11/20/07	1,362
Ukrainian Hryvnia	2,070,000	USD	366,372	05/18/09	(22,492)
United States Dollar	1,055,080	AUD	1,220,000	11/29/07	(59,194)
United States Dollar	1,173,714	CAD	1,240,000	11/29/07	2,217
United States Dollar	16,887,155	CHF	20,475,000	11/29/07	170,382
United States Dollar	1,684,286	EUR	1,245,000	11/29/07	16,862
United States Dollar	440,000	EUR	319,531	11/29/07	(3,399)
United States Dollar	1,234,740	GBP	600,000	11/29/07	(27,180)
United States Dollar	533,618	IDR	5,000,000,000	11/23/07	(1,758)
United States Dollar	34,920,568	JPY	4,143,500,000	11/29/07	1,286,064
United States Dollar	19,992,329	SEK	135,530,000	11/29/07	(265,051)
United States Dollar	4,318,990	SGD	6,525,000	11/29/07	(11,061)
United States Dollar	17,143,294	TWD	561,100,000	11/20/07	(33,349)
United States Dollar	372,973	UAH	2,070,000	05/18/09	15,891

Net unrealized appreciation on forward foreign currency contracts					$385,531

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar

Futures contracts
Strategic Global Income Fund, Inc. had the following open futures contracts as of August 31, 2007:

	Expiration			Unrealized
	date	Cost	Value	appreciation

US treasury futures buy contracts:
10 Year US Treasury Notes, 305 contracts	December 2007	$33,047,891	$33,259,297	$211,406

The segregated aggregate market value of investments pledged to cover margin requirements for open futures positions at August 31, 2007 was $544,039.

Industry diversification
As a percentage of net assets
As of August 31, 2007 (unaudited)

Bonds
US bonds
US corporate bonds
Commercial banks	1.05%
Consumer finance	1.44
Diversified financial services	2.01
Household durables	0.93
Media	0.49
Thrifts & mortgage finance	0.81
Diversified financial services	0.26

Total US corporate bonds	6.99
Asset backed securities	2.33
Commercial mortgage-backed securities	0.93
Mortgage-backed securities	6.70
Stripped mortgage-backed securities	0.01
US government obligations	7.99

Total US bonds	24.95

International bonds
International corporate bonds
Beverages	0.51
Commercial banks	0.98
Diversified financial services	7.22

Total international corporate bonds	8.71
Foreign government bonds	48.24
Sovereign/supranational bonds	4.50

Total international bonds	61.45

Total bonds	86.40
Warrants	1.13
Short-term investments	8.47
Options purchased	0.16

Total investments	96.16
Cash and other assets, less liabilities	3.84

Net assets	100.00%

1) Swap agreements

The Fund may engage in swap agreements, including but not limited to interest rate, currency, credit default and equity swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or a credit event. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk and credit risk.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Fund will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

At August 31, 2007, the Fund had an outstanding interest rate swap agreement with the following terms:

					Payments
				Payments made	received by the
Counterparty	Notional amount		Termination date	by the Fund	Fund	Value

Goldman Sachs International	USD	1,875,000	09/20/17	5.3450%(1)	5.6450%	$62,523

(1)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, this rate will be effective on September 19, 2007.
BBA	British Banking Association

Currency type abbreviation:
USD	United States Dollar

At August 31, 2007, the Fund had outstanding credit default swap agreements with the following terms:

					Payments
				Payments made	received by the
Counterparty	Notional amount		Termination dates	by the Fund	Fund	Value

Deutsche Bank AG	USD	2,110,000	06/20/16	—(1)	3.0600%	$65,720
Goldman Sachs International	USD	1,750,000	09/20/08	—(2)	6.0000	24,800

						$90,520

(1)	Payment of notional amount to the counterparty will be made upon the occurrence of a credit event with respect to the Republic of Turkey 11.875% bond, due 01/15/30.
(2)	Payment of notional amount to the counterparty will be made upon the occurrence of a credit event with respect to the Countrywide Home Loans, Inc. 4.000% bond, due 03/22/11.

Currency type abbreviation:
USD	United States Dollar

At August 31, 2007, the Fund had outstanding total return swap agreements with the following terms:

						Payments
				Payments made		received by the
Counterparty	Notional amount		Termination dates	by the Fund		Fund	Value

HSBC Bank PLC	RUB	24,400,000	10/09/07	$ 887,234	(1)	—(2)	$980,674
Morgan Stanley Capital Services, Inc.	KZT	162,825,000	02/29/08	1,299,710	(3)	—(4)	1,257,303

(Upfront payments made by the Fund of $2,186,944)							$2,237,977

(1)	Payment made on 09/27/05 to fully fund swap.
(2)	Payment is equal to the total return on the OAO Gazprom 7.580% bond, due 10/09/07.
(3)	Payment made on 02/26/07 to fully fund swap.
(4)	Payment is equal to the total return on the Republic of Kazakhstan 3.780% bond, due 02/23/08.

Currency type abbreviation:
KZT	Kazakhstan Tenge
RUB	Russian Ruble

2) Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the nine months ended August 31, 2007, UBS Securities LLC earned $1,496 in compensation as the Fund’s lending agent. At August 31, 2007, the Fund did not owe UBS Securities LLC any compensation as the Fund’s lending agent. At August 31, 2007, there were no securities on loan and no related collateral outstanding.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated May 31, 2007.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:     /s/ Kai R. Sotorp
           Kai R. Sotorp
           President

Date:  October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Kai R. Sotorp
           Kai R. Sotorp
           President

Date:  October 30, 2007

By:     /s/ Thomas Disbrow
           Thomas Disbrow
           Vice President and Treasurer

Date:  October 30, 2007